Receivables from Financial Services - Summary of Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Receivables from financial services		¥ 9,893,496	¥ 8,928,617
Unearned interest income and fees		(22,456)	(23,387)
Other		9,893,496	8,928,617
Current assets		3,057,235	2,755,800
Non-current assets		6,836,261	6,172,817
Receivables from financial services		9,893,496	8,928,617
Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services	[1]	8,903,853	8,034,504
Allowance for credit losses		(104,378)	(78,450)	¥ (65,479)	¥ (46,083)
Other	[1]	8,903,853	8,034,504
Receivables from financial services	[1]	8,903,853	8,034,504
Finance lease [member]
Disclosure of financial assets [line items]
Allowance for credit losses		(796)	(687)	(555)	(465)
Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services		855,798	746,066
Allowance for credit losses		(3,200)	(2,988)	¥ (2,965)	¥ (2,104)
Other		855,798	746,066
Receivables from financial services		855,798	746,066
Other [Member]
Disclosure of financial assets [line items]
Receivables from financial services		(4,635)
Other		(4,635)
Receivables from financial services		(4,635)
Gross carrying amount [member]
Disclosure of financial assets [line items]
Receivables from financial services		10,028,961	9,034,129
Other		10,028,961	9,034,129
Receivables from financial services		10,028,961	9,034,129
Gross carrying amount [member] | Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services		8,903,853	8,034,504
Other		8,903,853	8,034,504
Receivables from financial services		8,903,853	8,034,504
Gross carrying amount [member] | Finance lease [member]
Disclosure of financial assets [line items]
Receivables from financial services		269,310	253,559
Other		269,310	253,559
Receivables from financial services		269,310	253,559
Gross carrying amount [member] | Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services		855,798	746,066
Other		855,798	746,066
Receivables from financial services		855,798	746,066
Financial Services receivables [member]
Disclosure of financial assets [line items]
Allowance for credit losses		¥ (108,374)	¥ (82,125)

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.